Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 196,588	R$ 146,205
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,502	10,108
Building and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	127,863	91,573
Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,317	35,118
Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,412	6,861
Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,494	2,545
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	284,171	205,820
Cost | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,851	36,316
Cost | Building and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	142,561	99,541
Cost | Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	75,134	53,699
Cost | Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,610	11,892
Cost | Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,015	4,372
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(87,583)	(59,615)
Accumulated depreciation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31,349)	(26,208)
Accumulated depreciation | Building and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(14,698)	(7,968)
Accumulated depreciation | Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(26,817)	(18,581)
Accumulated depreciation | Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,198)	(5,031)
Accumulated depreciation | Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (7,521)	R$ (1,827)